Dec. 18, 2015
MFS® Global Alternative Strategy Fund
MFS® Global Alternative Strategy Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 18, 2015.

MFS® Global Alternative Strategy Fund

Effective immediately, all references to "UBS Global Asset Management (Americas), Inc." are hereby replaced by "UBS Asset Management (Americas), Inc."